Segment Reporting (Performance Measures) (Schedule) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 4,615.2	$ 4,497.2	$ 4,602.2	$ 4,533.7	$ 4,468.0	$ 4,276.5	$ 3,057.8	$ 2,671.9	$ 18,248.3	$ 14,474.2	$ 9,930.8
Adjusted OIBDA									8,522.3	6,740.7	4,830.9
European Operations Division U.K / Ireland [Member]
Segment Reporting Information [Line Items]
Revenue									7,409.9	4,117.4	426.4
Adjusted OIBDA									3,235.7	1,742.8	189.1
European Operations Division The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue									1,498.5	1,242.4	1,229.1
Adjusted OIBDA									857.9	721.7	737.1
European Operations Division Germany [Member]
Segment Reporting Information [Line Items]
Revenue									2,711.5	2,559.2	2,311.0
Adjusted OIBDA									1,678.2	1,541.1	1,364.3
European Operations Division Belgium [Member]
Segment Reporting Information [Line Items]
Revenue									2,279.4	2,185.9	1,918.0
Adjusted OIBDA									1,125.0	1,049.4	940.7
European Operations Division Switzerland / Austria [Member]
Segment Reporting Information [Line Items]
Revenue									1,846.1	1,767.1	1,681.8
Adjusted OIBDA									1,056.4	1,005.7	936.5
European Operations Division Total Western Europe [Member]
Segment Reporting Information [Line Items]
Revenue									15,745.4	11,872.0	7,566.3
Adjusted OIBDA									7,953.2	6,060.7	4,167.7
European Operations Division Central and Eastern Europe [Member]
Segment Reporting Information [Line Items]
Revenue									1,259.5	1,272.0	1,231.2
Adjusted OIBDA									583.0	584.5	589.2
European Operations Division Central and Other [Member]
Segment Reporting Information [Line Items]
Revenue									(7.1)	(0.4)	1.5
Adjusted OIBDA									(282.7)	(239.1)	(195.7)
Total European Operations Division [Member]
Segment Reporting Information [Line Items]
Revenue									16,997.8	13,143.6	8,799.0
Adjusted OIBDA									8,253.5	6,406.1	4,561.2
LiLAC Division Chile [Member]
Segment Reporting Information [Line Items]
Revenue									898.5	991.6	940.6
Adjusted OIBDA									351.0	353.6	314.2
LiLAC Division Puerto Rico [Member]
Segment Reporting Information [Line Items]
Revenue									306.1	297.2	145.5
Adjusted OIBDA									128.9	107.3	52.9
LiLAC Division [Member]
Segment Reporting Information [Line Items]
Revenue									1,204.6	1,288.8	1,086.1
Adjusted OIBDA									479.9	460.9	367.1
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue									70.8	77.1	78.6
Adjusted OIBDA									(215.1)	(171.1)	(136.0)
Intersegment eliminations [Member]
Segment Reporting Information [Line Items]
Revenue									(24.9)	(35.3)	(32.9)
Adjusted OIBDA									$ 4.0	$ 44.8	$ 38.6